Loan Portfolio (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	$ 1,052,728	$ 689,806
Allowance for loan losses	(6,916)	(6,387)
Loans receivable, net	1,047,410	685,163
Total real estate loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	745,634	435,899
Real estate: Residential - 1 to 4 family [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	449,812	230,664
Allowance for loan losses	(975)	(1,125)	(759)	(915)
Aggregate of loans serviced for others	217,967	195,500	178,500
Real estate: Multi-family and commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	285,660	201,951
Allowance for loan losses	(3,395)	(3,028)	(2,337)	(2,700)
Aggregate of loans serviced for others	7,700	7,900
Real estate: Construction [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	10,162	3,284
Allowance for loan losses	(169)	(22)	(280)	(64)
Total commercial business loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	254,340	213,527
Allowance for loan losses	(1,875)	(1,735)	(1,148)	(790)
Financing Receivable, Significant Purchases	23,000	42,900
Commercial business: SBA and USDA guaranteed [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	137,578	148,385
Commercial Business: Time Share Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	28,615	23,310
Commercial Business: Condominium Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	18,442	15,493
Commercial business: Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	69,705	26,339
Total consumer loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	52,754	40,380
Allowance for loan losses	(502)	(477)	(446)	(330)
Consumer: Home equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	44,284	28,375
Consumer: Indirect automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	6,354	9,652
Financing Receivable, Significant Purchases		6,861
Consumer: Other [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Loans	2,116	2,353
Deferred loan origination costs, net of fees [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Deferred loan origination costs, net of fees	1,598	1,744
Allowance for loan losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for loan losses	$ (6,916)	$ (6,387)	$ (4,970)	$ (4,799)